UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________


                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                         HARVEST INTERMEDIATE BOND FUND

                 INVESTMENT COMPANY ACT FILE NUMBER:  811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    ________


                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                    ________


                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

                                    ________


                 Registrant's Telephone Number: 1-877-446-3863
                      Date of Fiscal Year End: October 31
            Date of Reporting Period: July 1, 2014 to June 30, 2015

                                NON-VOTING FUNDS

                         HARVEST INTERMEDIATE BOND FUND

No proxy voting activity occurred during the period of July 1, 2014 to June 30,
                                     2015.
  Therefore, no actions have been taken to vote.  Apart from this, we are not aware of any proxy voting records
 on securities by this fund as of, and for, the period covered by this report.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


THE ADVISORS' INNER CIRCLE FUND

By:   /s/ Michael Beattie
      -------------------
Michael Beattie
President
Date: August 28, 2015